UNIVERSAL ANNUITY


SEMI-ANNUAL REPORTS
JUNE 30, 2001



















                           THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

                           THE TRAVELERS QUALITY BOND ACCOUNT
                           FOR VARIABLE ANNUITIES

                           THE TRAVELERS MONEY MARKET ACCOUNT
                           FOR VARIABLE ANNUITIES












[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

[TAMIC LOGO]

Travelers Asset Management International Company, LLC ("TAMIC") provides fixed income management and advisory services for the following Travelers Variable Product Separate Accounts contained in this report: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities and The Travelers Money Market Account for Variable Annuities.



[TIMCO LOGO]

Travelers Investment Management Company ("TIMCO") provides equity management and subadvisory services for The Travelers Growth and Income Stock Account for Variable Annuities.

[TRAVELERS LOGO]

THE TRAVELERS VARIABLE PRODUCT SEPARATE ACCOUNTS
INVESTMENT ADVISORY COMMENTARY AS OF JUNE 30, 2001



MARKET AND ECONOMIC OVERVIEW

The start of 2001 was rough for the U.S. stock market, which experienced its worst first-quarter performance in 40 years. In the midst of continued deterioration in corporate earnings and other signs of a slowing U.S. economy, the Standard & Poor's 500 Stock Index ("S&P 500")(1) fell 6.69% for the six months ended June 30, 2001. The U.S. Federal Reserve Board (the "Fed") responded by aggressively lowering short-term interest rates, cutting the federal funds rate(2) six times during the first half of the year, for a total decrease of 2.75%.

In response to the Fed's rate cuts, bonds on the shorter end of the yield curve(3) experienced a rally that extended through June 2001. (Typically, as interest rates fall, the prices of existing bonds increase.) Total returns for bonds across the board were positive, with the exception of the high yield sector, which suffered from an increase in default rates.

Equity markets initially responded well to the Fed's interest rate cuts. After a brief rally, however, a wave of deteriorating economic data, negative earnings preannouncements and fears of a Japanese financial crisis overwhelmed investor confidence. At the time of this report, stock markets lay battered and well below even end-of-2000 levels, and measures of consumer and business confidence eroded significantly.

It is our view that the U.S. economy is following the script of a classic boom-bust cycle, which is characterized by the excess capacity and inventory-building that often occur after periods of very strong cyclical demand. In such circumstances, lower interest rates may not provide an instant cure for the ailing stock markets. Time and patience may be required to absorb or shut down excess capacity, and to work down or write off excess inventory.

Looking forward, we expect the economy to start to show signs of improvement as the beneficial effects of the Fed's interest rate cuts begin to materialize. Because inflation has remained in check, the Fed appears to be in a good position to further reduce interest rates if necessary. We expect the Fed to enact at least one more interest rate cut before the end of 2001.

As a result, we expect to see the stock market working its way to higher levels in the months and quarters ahead. Any further reduction in interest rates between now and year-end 2001 should bolster investment returns for fixed income securities as well.






DAVID A. TYSON, CFA, PRESIDENT & CHIEF INVESTMENT OFFICER, TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY, LLC

SANDIP A. BHAGAT, CFA, PRESIDENT AND CHIEF INVESTMENT OFFICER, TRAVELERS INVESTMENT MANAGEMENT COMPANY


--------
(1) The Standard & Poor's 500 Index ("S&P 500") is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest in an index.
    (2) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
(3) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

                                TABLE OF CONTENTS




                                                                            PAGE
--------------------------------------------------------------------------------

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
FOR VARIABLE ANNUITIES...................................................... 3


THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES...................16


THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES...................25

                                  THE TRAVELERS
                                GROWTH AND INCOME
                                  STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES


The Travelers Growth and Income Stock Account for Variable Annuities ("Account GIS") is managed by the Travelers Asset Management International Company, LLC ("TAMIC") with the Travelers Investment Management Company ("TIMCO") serving as subadvisor. Account GIS is managed to provide diversified exposure to the large-company segment of the U.S. equity market. Stock selection is based on a quantitative screening process favoring companies that are able to grow earnings above consensus expectations and offer attractive relative value. In order to achieve consistent relative performance, we manage the portfolio to mirror the overall risk, sector weightings and growth/value style characteristics of the Standard & Poors 500 Stock Index ("S&P 500"). The S&P 500 is a value-weighted equity index comprised primarily of large-company stocks.

For the six months ending June 30, 2001, Account GIS declined 7.8%, before fees and expenses, underperforming the S&P 500 loss of 6.7%. Net of fees and expenses, Account GIS's total loss of 8.7% for the first half of 2001 was comparable to the loss of 8.1% median return for variable annuity stock accounts in the Lipper Large Cap Core category. On a trailing twelve month basis as of June 30, 2001, Account GIS had a total loss of 19.2%, net of fees and expenses, slightly higher than the Large Cap Core median loss of 17.0%. A discussion of portfolio performance in each of the first two quarters of 2001 is presented next.

Our stock selection models produced mixed results in the first two quarters of 2001. Stocks rated well by our models based on rising earnings expectations and price momentum did not perform well. Our valuation signals did produce good relative performance. Our underperformance was largely attributable to an incremental growth bias where our earnings-related signals create a marginal overweight position in higher earnings growth stocks. Higher growth stocks underperformed early in 2001 as investors forced valuation multiples on such stocks lower.

Our performance attribution analysis for the first quarter indicates that stock selection was unfavorable in the Technology sector, modestly below benchmark in the Health Care and Utilities Technology sectors and neutral in the other sectors.

The Technology sector performed poorly as the parade of earnings disappointments continued. Our overweight positions in Sun Microsystems, Inc., Sanmina Corp. and TranSwitch Corp. suffered in the first quarter as the steep slowdown in demand and pricing continued to lead earnings estimates lower. We were helped somewhat by underweight positions in Computer Sciences, as the company pre-announced a negative quarter, and Yahoo, which was weak on concerns of the demise of dot.com advertising industry.

In the Health Care sector, we were negatively impacted by our overweight position in Applera Corp.-Applied Biosystems Group after the company warned that its earnings would be lower on delayed shipments and weaker foreign currencies. Winners from the preceding year such as Trigon Healthcare fell prey to profit-taking early in the first quarter. In the Utilities sector, our positions in higher growth wireless companies such as Sprint Corp.-PCS Group and Nextel Communications, Inc. underperformed as investors revised their valuations downwards in the face of a weaker economy.

During the second quarter of 2001, stock selection was favorable in the Health Care and Consumer Discretionary sectors but adverse in the Financial Services sector. In the Health Care sector, our positions in relatively stable growth companies such as Trigon Healthcare and Tenet Healthcare were rewarded with higher valuations. Johnson & Johnson acquired Alza, a research-based pharmaceuticals company that we had emphasized, in a stock swap towards the end of June. In the Consumer Discretionary sector, consumer cyclical stocks such as Best Buy, Circuit City Stores and Tiffany & Co. moved higher on hopes of an economic recovery and helped portfolio performance.

In the Financial Services sector, anticipated earnings shortfalls at J.P. Morgan & Company, Inc., CIGNA Corp., Bank of New York and Knight Trading Group hurt relative performance. Our underweight position in Citigroup, one of the few bright lights within the sector and a stock we are restricted from owning, adversely affected performance.

The U.S. stock market continues to experience a high level of volatility as hopes of a recovery based on monetary and fiscal stimulus clash with ongoing evidence of weak corporate profits and lack of earnings visibility in the intermediate term. In our disciplined approach to stock selection, we screen our research universe of over 1,000 large cap securities for companies that offer improving earnings fundamentals at discounted stock valuations. We continue to focus on this dual theme of low valuations and improving earnings outlook as the basis of our stock selection.



PORTFOLIO MANAGER:  SANDIP A. BHAGAT, CFA






                                  [TAMIC LOGO]

                                  [TIMCO LOGO]

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2001


 ASSETS:
   Investment securities, at market value (cost $713,417,185) .........................    $  753,765,555
   Cash ...............................................................................           250,364
   Receivables:
     Dividends ........................................................................           666,373
     Investment securities sold .......................................................             4,502
     Purchase payments and transfers from other Travelers accounts ....................           142,384
     Variation on futures margin ......................................................             4,700
   Other assets .......................................................................            34,938
                                                                                           ---------------

       Total Assets ...................................................................       754,868,816
                                                                                           ---------------

 LIABILITIES:
   Payables:
     Contract surrenders and transfers to other Travelers accounts ....................           323,361
     Investment management and advisory fees ..........................................           101,731
     Insurance charges ................................................................           194,608
   Accrued liabilities ................................................................               313
                                                                                           ---------------

       Total Liabilities ..............................................................           620,013
                                                                                           ---------------

 NET ASSETS:                                                                               $  754,248,803
                                                                                           ===============










                        See Notes to Financial Statements

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001




 INVESTMENT INCOME:
   Dividends .......................................................................   $    4,936,045
   Interest ........................................................................          543,305
                                                                                       ---------------
     Total income ..................................................................                     $    5,479,350

 EXPENSES:
   Investment management and advisory fees .........................................        2,405,699
   Insurance charges ...............................................................        4,626,223
                                                                                       ---------------

     Total expenses ................................................................                          7,031,922
                                                                                                         ---------------

       Net investment loss .........................................................                         (1,552,572)
                                                                                                         ---------------

 REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
   Realized gain (loss) from investment security transactions:
     Proceeds from investment securities sold ......................................      133,181,282
     Cost of investment securities sold ............................................      129,797,877
                                                                                       ---------------

       Net realized gain ...........................................................                          3,383,405

   Change in unrealized gain (loss) on investment securities:
     Unrealized gain at December 31, 2000 ..........................................      115,949,841
     Unrealized gain at June 30, 2001 ..............................................       40,348,370
                                                                                       ---------------

       Net change in unrealized gain (loss) for the period .........................                        (75,601,471)
                                                                                                         ---------------

         Net realized gain and change in unrealized gain (loss) ....................                        (72,218,066)
                                                                                                         ---------------

   Net decrease in net assets resulting from operations ............................                     $  (73,770,638)
                                                                                                         ===============






                        See Notes to Financial Statements

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS




                                                                                     SIX MONTHS
                                                                                       ENDED                 YEAR ENDED
                                                                                      JUNE 30,              DECEMBER 31,
                                                                                        2001                    2000
                                                                                        ----                    ----
                                                                                     (UNAUDITED)
 OPERATIONS:
   Net investment loss .........................................................  $    (1,552,572)      $      (7,422,457)
   Net realized gain from investment security transactions .....................        3,383,405              95,598,581
   Net change in unrealized gain (loss) on investment securities ...............      (75,601,471)           (213,546,094)
                                                                                  ---------------       -----------------

     Net decrease in net assets resulting from operations ......................      (73,770,638)           (125,369,970)
                                                                                  ---------------       -----------------

 UNIT TRANSACTIONS:
   Participant purchase payments
     (applicable to 1,079,340 and 2,293,907 units, respectively) ...............       20,777,959              51,808,532
   Participant transfers from other Travelers accounts
     (applicable to 533,009 and 2,584,078 units, respectively) .................       10,307,072              58,719,406
   Administrative charges
     (applicable to 16,042 and 28,955 units, respectively) .....................         (300,924)               (624,356)
   Contract surrenders
     (applicable to 1,576,024 and 4,123,931 units, respectively) ...............      (30,741,569)            (93,828,914)
   Participant transfers to other Travelers accounts
     (applicable to 1,423,830 and 4,594,066 units, respectively) ...............      (27,104,870)           (104,885,805)
   Other payments to participants
     (applicable to 89,304 and 133,611 units, respectively) ....................       (1,810,296)             (2,984,672)
                                                                                  ---------------       -----------------

     Net decrease in net assets resulting from unit transactions ...............      (28,872,628)            (91,795,809)
                                                                                  ---------------       -----------------

       Net decrease in net assets ..............................................     (102,643,266)           (217,165,779)

 NET ASSETS:
   Beginning of period .........................................................      856,892,069           1,074,057,848
                                                                                  ---------------       -----------------

   End of period ...............................................................  $   754,248,803       $     856,892,069
                                                                                  ===============       =================





                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Growth and Income Stock Account for Variable Annuities ("Account GIS") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Account GIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

    The following is a summary of significant accounting policies consistently followed by Account GIS in the preparation of its financial statements.

    SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

    Short-term investments for which a quoted market price is available are valued at market. Short-term investments for which there is no reliable quoted market price are valued at amortized cost which approximates market.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

    FUTURES CONTRACTS. Account GIS may use stock index futures contracts as a substitute for the purchase or sale of individual securities. When Account GIS enters into a futures contract, it agrees to buy or sell a specified index of stocks at a future time for a fixed price, unless the contract is closed prior to expiration. Account GIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

    It is Account GIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

    Futures contracts purchased by Account GIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. However, when Account GIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes associated with the futures contract.

    OPTIONS. Account GIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account GIS may sell the options before expiration. Options held by Account GIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation.

    REPURCHASE AGREEMENTS. When Account GIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account GIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account GIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account GIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account GIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

    FEDERAL INCOME TAXES. The operations of Account GIS form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account GIS. Account GIS is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $88,398,918 and $108,864,115, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $2,707,584 and $2,298,927, respectively, for the six months ended June 30, 2001. Realized gains and losses from investment security transactions are reported on an identified cost basis.

    Account GIS placed a portion of its security transactions with brokerage firms which are affiliates of The Travelers. The commissions paid to these affiliated firms was $109,359 for the year ended December 31, 2000 and there were no commissions paid to these affiliated firms for the six months ended June 30, 2001.

    At June 30, 2001, Account GIS held 4 open S&P 500 Stock Index futures contracts expiring in September, 2001. The underlying face value, or notional value, of these contracts at June 30, 2001 amounted to $1,231,700. In connection with these contracts, short-term investments with a par value of $700,000 had been pledged as margin deposits.

    Net realized losses resulting from futures contracts were $3,045,200 and $2,620,825 for the six months ended June 30, 2001 and the year ended December 31, 2000, respectively. These losses are included in the net realized gain from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for June 30, 2001 is shown on the Statement of Assets and Liabilities as a receivable for variation on futures margin.

3.  CONTRACT CHARGES

    Investment management and advisory fees are calculated daily at annual rates which start at 0.65% and decrease, as net assets increase, to 0.40% of Account GIS's average net assets. These fees are paid to Travelers Asset Management International Company, LLC ("TAMIC"), an indirect wholly owned subsidiary of Citigroup Inc. Pursuant to a subadvisory agreement between TAMIC and Travelers Investment Management Company ("TIMCO"), an indirect wholly owned subsidiary of Citigroup Inc., TAMIC pays TIMCO a subadvisory fee calculated daily at annual rates which start at 0.45% and decrease, as net assets increase, to 0.20% of Account GIS's average net assets.

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. Each business day, The Travelers deducts a mortality and expense risk charge which is reflected in our calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.0017% for contracts issued prior to May 16, 1983 and 1.25% on an annual basis for contracts issued on or after May 16, 1983. Additionally, for certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

    On contracts issued prior to May 16, 1983, The Travelers retained from Account GIS sales charges of $8,508 and $21,993 for the six months ended June 30, 2001 and the year ended December 31, 2000, respectively. The Travelers generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments include $208,799 and $539,334 of contingent deferred sales charges for the six months ended June 30, 2001 and the year ended December 31, 2000, respectively.

4.  NET ASSETS HELD ON BEHALF OF AN AFFILIATE

    Approximately $17,033,000 and $18,869,000 of the net assets of Account GIS were held on behalf of an affiliate of The Travelers as of June 30, 2001 and December 31, 2000, respectively. Transactions with this affiliate during the six months ended June 30, 2001 and the year ended December 31, 2000, were comprised of participant purchase payments of approximately $75,000 and $230,000 and contract surrenders of approximately $282,000 and $1,554,000, respectively.

5.  NET CONTRACT OWNERS' EQUITY



                                                                                              JUNE 30, 2001
                                                                         ----------------------------------------------------

                                                                                                  UNIT             NET
                                                                               UNITS             VALUE           ASSETS
                                                                               -----             -----           ------
Accumulation phase of contracts issued prior to May 16, 1983 ............      10,720,936     $   19.578      $  209,881,710
Annuity phase of contracts issued prior to May 16, 1983 .................         272,267         19.578           5,330,116
Accumulation phase of contracts issued on or after May 16, 1983 .........      28,728,440         18.714         537,593,288
Annuity phase of contracts issued on or after May 16, 1983 ..............          77,149         18.714           1,443,689
                                                                                                              ---------------

Net Contract Owners' Equity ...............................................................................   $  754,248,803
                                                                                                              ===============

6. SUPPLEMENTARY INFORMATION
    (Selected data for a unit outstanding throughout each period.)



Contracts issued prior to May 16, 1983                           SIX
                                                                MONTHS
                                                                 ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                               JUNE 30,           (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                             ------------   --------------------------------------------------------
                                                                 2001          2000         1999       1998       1997       1996
                                                                 ----          ----         ----       ----       ----       ----
SELECTED PER UNIT DATA:
  Total investment income ..................................  $    .141      $    .242    $    .267  $    .243  $    .233  $    .216
  Operating expenses .......................................       .163           .376         .347       .272       .201       .154
                                                              ---------      ---------    ---------  ---------  ---------  ---------

  Net investment income (loss) .............................      (.022)         (.134)       (.080)     (.029)      .032       .062

  Unit value at beginning of period ........................     21.418         24.427       20.017     15.510     11.763      9.668
  Net realized and change in unrealized gains (losses) .....     (1.818)        (2.875)       4.490      4.536      3.715      2.033
                                                              ---------      ---------    ---------  ---------  ---------  ---------

  Unit value at end of period ..............................  $  19.578      $  21.418    $  24.427  $  20.017  $  15.510  $  11.763
                                                              =========      =========    =========  =========  =========  =========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase (decrease) in unit value ....................  $   (1.84)     $    (3.01)  $    4.41  $    4.51  $    3.75  $    2.10
  Ratio of operating expenses to average net assets ........      1.60%  *        1.60%       1.60%      1.56%      1.45%      1.45%
  Ratio of net investment income (loss) to average
    net assets .............................................     (.23)%  *       (.57)%       (.37)      (.16)       .24%       .60%
  Number of units outstanding at end of period (thousands) .     10,993          11,413      12,646     13,894     15,194     16,554
  Portfolio turnover rate                                           11%             52%         47%        50%        64%        85%



Contracts issued prior to May 16, 1983                           SIX
                                                                MONTHS
                                                                 ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                               JUNE 30,           (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                             ------------   --------------------------------------------------------
                                                                 2001          2000         1999       1998       1997       1996
                                                                 ----          ----         ----       ----       ----       ----
SELECTED PER UNIT DATA:
  Total investment income ..................................  $    .134      $    .232    $    .256  $    .234  $    .228  $    .212
  Operating expenses .......................................       .179           .416         .385       .303       .228       .175
                                                              ---------      ---------    ---------  ---------  ---------  ---------

  Net investment income (loss) .............................      (.045)         (.184)       (.129)     (.069)       --        .037

  Unit value at beginning of period ........................     20.498         23.436       19.253     14.955     11.371      9.369
  Net realized and change in unrealized gains (losses) .....     (1.739)        (2.754)       4.312      4.367      3.584      1.965
                                                              ---------      ---------    ---------  ---------  ---------  ---------

  Unit value at end of period ..............................  $  18.714      $  20.498    $  23.436  $  19.253  $  14.955  $  11.371
                                                              =========      =========    =========  =========  =========  =========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase (decrease) in unit value ....................  $   (1.78)     $   (2.94)   $    4.18  $    4.30  $    3.58  $    2.00
  Ratio of operating expenses to average net assets ........      1.85%  *       1.85%        1.85%      1.81%      1.70%      1.70%
  Ratio of net investment income (loss) to average
    net assets .............................................     (.48)%  *      (.82)%       (.62)%     (.41)%        --        .36%
  Number of units outstanding at end of period (thousands) .     28,806         29,879       32,648     32,051     29,545     27,578
  Portfolio turnover rate ..................................        11%            52%          47%        50%        64%        85%


* Annualized

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2001




                                   NO. OF          MARKET
                                   SHARES           VALUE
                                 ------------    ------------
COMMON STOCK (99.8%)

 AEROSPACE (0.7%)
  Boeing Co.                          89,530   $   4,977,868
                                               --------------

 AUTOMOTIVE (0.7%)
  Ford Motor Co.                     105,087       2,579,886
  General Motors Corp.                39,400       2,535,390
                                               --------------
                                                   5,115,276
                                               --------------
 BANKING (6.6%)
  Bank of America Corp.               92,924       5,578,228
  Bank of New York                    89,900       4,315,200
  Bank One Corp.                     126,464       4,527,411
  Capital One Financial Corp.         33,700       2,022,000
  Fifth Third BanCorp                 42,200       2,534,321
  FleetBoston Financial Corp.        135,622       5,350,288
  J.P. Morgan & Company, Inc.        157,206       7,011,388
  MBNA Corp.                          99,700       3,285,115
  National City Corp.                115,100       3,542,778
  State Street Corp.                  41,000       2,029,090
  U.S. Bancorp                       154,300       3,516,497
  Wells Fargo & Co.                  137,030       6,362,303
                                               --------------
                                                  50,074,619
                                               --------------
 BEVERAGE (2.4%)
  Adolph Coors Co.                    25,800       1,294,644
  Anheuser-Busch Cos.                 89,700       3,695,640
  Coca-Cola Co.                      180,000       8,100,000
  PepsiCo, Inc.                      104,500       4,618,900
                                               --------------
                                                  17,709,184
                                               --------------
 BROKERAGE (3.0%)
  Bear Stearns Cos., Inc.             31,300       1,845,761
  Charles Schwab Corp.                80,250       1,227,825
  Lehman Brothers Holding, Inc.       62,800       4,882,700
  Merrill Lynch & Co.                110,200       6,529,350

  Morgan Stanley Dean Witter & Co.   123,150       7,909,924
                                               --------------
                                                  22,395,560
                                               --------------
 BUILDING MATERIALS (0.4%)
  Centex Corp.                        38,800       1,581,100
  Masco Corp.                         53,200       1,327,872
                                               --------------
                                                   2,908,972
                                               --------------
 CAPITAL GOODS (0.8%)
  Applied Materials, Inc. (A)         55,600       2,762,764
  Nucor Corp.                         11,600         567,124
  Parker-Hannifin                     41,200       1,748,528
  Tellabs, Inc. (A)                   28,900         552,424
                                               --------------
                                                   5,630,840
                                               --------------

                                   NO. OF          MARKET
                                   SHARES           VALUE
                                 ------------    ------------
 CHEMICALS (1.2%)
  Air Products & Chemicals, Inc.      34,100   $   1,560,075
  Dow Chemical Co.                    61,354       2,040,021
  E.I. Dupont de Nemours & Co.        69,156       3,336,085
  Eastman Chemical Co.                16,000         762,080
  Praxair, Inc.                       11,200         526,400
  Rohm & Haas Co.                     31,400       1,033,060
                                               --------------
                                                   9,257,721
                                               --------------
 CONGLOMERATES (6.4%)
  General Electric Co.               696,100      33,934,875
  Honeywell International, Inc. (A)   56,700       1,983,933
  Minnesota Mining &
    Manufacturing Co.                 16,200       1,848,420
  Tyco International Ltd.            148,000       8,066,000
  United Technologies Corp.           35,300       2,586,078
                                               --------------
                                                  48,419,306
                                               --------------
 CONSUMER (1.7%)
  Alberto-Culver                      43,500       1,828,740
  Black & Decker Corp.                18,000         710,280
  Colgate-Palmolive Co.               62,100       3,663,279
  Kimberly Clark Corp.                37,360       2,088,424
  Procter & Gamble Co.                69,170       4,413,046
                                               --------------
                                                  12,703,769
                                               --------------
 DEFENSE (0.4%)
  Lockheed Martin Corp.               89,300       3,308,565
                                               --------------

 ENTERTAINMENT (1.9%)
  Carnival Corp.                      74,800       2,296,360
  Harrah's Entertainment (A)          55,700       1,966,210
  Viacom, Inc. (A)                   111,376       5,763,708
  Walt Disney Co.                    141,065       4,075,368
                                               --------------
                                                  14,101,646
                                               --------------
 FINANCE (1.6%)
  American Express Co.               147,500       5,723,000
  Household Finance Corp.             59,600       3,975,320
  Knight Trading Group, Inc. (A)      66,500         709,888
  Providian Financial Corp.           33,600       1,989,120
                                               --------------
                                                  12,397,328
                                               --------------
 FOOD (1.3%)
  General Mills, Inc.                 50,000       2,189,000
  Hershey Foods                       29,600       1,826,616
  Sysco Corp.                        133,300       3,619,095
  Tricon Global Restaurants (A)       53,900       2,366,210
                                               --------------
                                                  10,000,921
                                               --------------
 HEALTHCARE (2.6%)
  Abbott Laboratories                 67,300       3,231,073
  Appelera Corp-Applied
   Biosystems Group                   32,900         880,075
  Cardinal Health, Inc.               66,300       4,574,700
  HCA-The Healthcare Company          70,300       3,176,857
  Tenet Healthcare (A)                55,800       2,878,722
  Trigon Healthcare (A)               36,100       2,341,085
  UnitedHealth Group, Inc.            46,200       2,852,850
                                               --------------
                                                  19,935,362
                                               --------------

                                   NO. OF          MARKET
                                   SHARES           VALUE
                                 ------------    ------------
 INDEPENDENT ENERGY (0.6%)
  Apache Corp.                        27,500   $   1,395,625
  Burlington Resources                31,700       1,266,415
  Entergy Corp.                       50,500       1,938,695
                                               --------------
                                                   4,600,735
                                               --------------
 INSURANCE (4.5%)
  Allstate Corp.                      85,300       3,752,347
  Ambac Financial Group, Inc.         34,600       2,013,720
  American General Corp.              31,800       1,477,110
  Chubb Corp.                         35,700       2,764,251
  CIGNA Corp.                         19,100       1,830,162
  International Lease Finance Corp.  155,788      13,397,768
  Lincoln National Corp.              52,900       2,737,575
  MBIA, Inc.                          43,650       2,430,432
  MGIC Investment                     48,100       3,493,984
                                               --------------
                                                  33,897,349
                                               --------------
 INTEGRATED ENERGY (5.9%)
  Anadarko Petroleum                  21,800       1,177,854
  Chevron Corp.                       46,400       4,199,200
  Conoco, Inc.                        41,804       1,208,136
  Exxon Mobil Corp.                  241,998      21,138,525
  Kerr-Mcgee Corp.                     7,900         523,533
  Occidental Petroleum                28,500         757,815
  Phillips Petroleum Co.              18,200       1,037,400
  Royal Dutch Petroleum Co.          143,900       8,385,053
  Texaco, Inc.                        36,600       2,437,560
  Unocal Corp.                        30,400       1,038,160
  USX-Marathon Group                  21,400         631,514
  Williams Cos.                       51,300       1,690,335
                                               --------------
                                                  44,225,085
                                               --------------
 LODGING (0.4%)
  Marriott International, Inc.        56,000       2,651,040
                                               --------------

 MEDIA (1.9%)
  Clear Channel
   Communications, Inc. (A)           40,930       2,566,311
  Comcast Corp. (A)                   96,800       4,196,280
  Gannett Company, Inc.               30,700       2,023,130
  Knight-Ridder, Inc.                 31,100       1,844,230
  McGraw-Hill Companies               41,300       2,731,995
  Tribune Co.                         19,700         788,197
                                               --------------
                                                  14,150,143
                                               --------------
 METALS (0.6%)
  Alcan Aluminum Ltd.                 13,700         575,674
  Alcoa, Inc.                         62,844       2,476,054
  Barrick Gold Corp.                  51,800         784,770
  Phelps Dodge Corp.                  18,100         751,150
                                               --------------
                                                   4,587,648
                                               --------------
 NATURAL GAS PIPELINE (0.7%)
  Dynegy, Inc.                        22,900       1,064,850
  Enron Corp.                         87,000       4,263,000
                                               --------------
                                                   5,327,850
                                               --------------
 OIL FIELD (0.6%)
  Baker Hughes, Inc.                  23,100         773,850
  Halliburton Co.                     32,800       1,167,680
  Schlumberger Ltd.                   38,000       2,000,700
  Transocean Sedco Forex, Inc.        20,382         840,758
                                               --------------
                                                   4,782,988
                                               --------------

                                   NO. OF          MARKET
                                   SHARES           VALUE
                                 ------------    ------------
 PAPER (0.7%)
  Avery Dennison Corp.                19,300   $     985,265
  Georgia-Pacific Group               25,600         866,560
  International Paper Co.             56,900       2,031,330
  Mead Corp.                          21,850         593,009
  Weyerhaeuser Co.                    15,100         830,047
                                               --------------
                                                   5,306,211
                                               --------------
 PHARMACEUTICALS (10.3%)
  Allergan, Inc.                      26,400       2,257,200
  American Home Products Corp.        83,400       4,873,896
  Amgen, Inc. (A)                     82,300       5,032,645
  Baxter International, Inc.          42,200       2,067,800
  Biomet, Inc.                        45,700       2,194,514
  Bristol-Myers Squibb Co.           120,200       6,286,460
  Eli Lilly & Co.                     56,400       4,173,600
  Forest Laboratories , Inc. (A)      38,600       2,740,600
  Johnson & Johnson                  286,178      14,308,900
  MedImmune, Inc. (A)                 13,900         659,138
  Merck & Co., Inc.                  154,700       9,886,877
  Pfizer, Inc.                       409,265      16,391,063
  Pharmacia Corp.                     86,648       3,981,476
  Schering-Plough Corp.               68,000       2,464,320
                                               --------------
                                                  77,318,489
                                               --------------
 RAILROADS (0.4%)
  Burlington Northern Santa Fe        46,600       1,405,922
  Union Pacific                       26,000       1,427,660
                                               --------------
                                                   2,833,582
                                               --------------
 REFINING (0.1%)
  Tosco Corp.                         18,900         832,545
                                               --------------

 RETAILERS (6.4%)
  Bed Bath & Beyond, Inc. (A)         70,800       2,141,346
  Best Buy Company, Inc. (A)          31,400       1,994,528
  CDW Computer Centers (A)            27,400       1,089,287
  Circuit City Stores                 87,400       1,573,200
  CVS Corp.                           26,900       1,038,340
  Federated Department Stores (A)     53,500       2,273,750
  Gap Inc.                            66,300       1,922,700
  Home Depot, Inc.                   201,947       9,400,633
  Kohl's Corp. (A)                    73,300       4,598,109
  Sears Roebuck & Co.                 64,900       2,745,919
  Tiffany & Co.                       86,800       3,143,896
  Walgreen Co.                        69,000       2,356,350
  Wal-Mart Stores, Inc.              290,500      14,176,400
                                               --------------
                                                  48,454,458
                                               --------------
 SERVICES (5.8%)
  Biogen, Inc. (A)                    11,700         635,661
  Cendant Corp. (A)                   97,900       1,909,050
  Manpower, Inc.                      47,500       1,420,250
  Medtronic, Inc.                     60,300       2,774,403
  Microsoft (A)                      362,000      25,960,830
  Oracle Corp. (A)                   451,648       8,664,867
  Paychex, Inc.                       68,000       2,719,660
                                               --------------
                                                  44,084,721
                                               --------------
 SUPERMARKETS (0.6%)
  Kroger Co. (A)                      59,600       1,490,000
  Safeway, Inc. (A)                   68,230       3,275,040
                                               --------------
                                                   4,765,040
                                               --------------

                                   NO. OF          MARKET
                                   SHARES           VALUE
                                 ------------    ------------
 TECHNOLOGY (16.9%)
  Adobe Systems, Inc.                 41,100   $   1,934,782
  Agilent Technologies, Inc. (A)      33,900       1,101,750
  Altera Corp. (A)                    52,300       1,528,206
  AOL Time Warner (A)                326,350      17,296,550
  Applied Micro Circuits (A)          68,000       1,177,760
  Automatic Data Process              31,100       1,545,670
  Cisco Systems, Inc. (A)            521,300       9,482,447
  Compaq Computer Corp.              118,668       1,838,167
  Computer Associates International   50,500       1,818,000
  Comverse Technology, Inc. (A)       31,300       1,795,524
  Corning, Inc.                       91,900       1,535,649
  Dell Computer Corp. (A)            151,400       3,970,465
  Electronic Data Systems             60,700       3,793,750
  EMC Corp. (A)                      132,900       3,860,745
  First Data Corp.                    55,700       3,578,725
  Hewlett Packard Co.                 89,300       2,553,980
  Intel Corp.                        479,610      14,088,544
  International Business
   Machines Corp.                    121,700      13,752,100
  ITT Industries                      66,100       2,924,925
  JDS Uniphase Corp. (A)              93,000       1,182,030
  Lam Research (A)                    51,000       1,508,325
  Linear Technologies                 34,200       1,520,532
  LSI Logic Corp. (A)                 70,800       1,331,040
  Lucent Technologies                172,498       1,069,488
  Mercury Interactive Co. (A)         10,700         637,880
  Micron Technologies, Inc. (A)       89,000       3,657,900
  Motorola, Inc.                     103,400       1,712,304
  Network Appliance Corp. (A)         23,800         318,920
  PerkinElmer, Inc.                   31,400         864,442
  Pitney Bowes                        48,600       2,047,032
  QUALCOMM, Inc. (A)                  55,600       3,225,634
  Sanmina Corp. (A)                   79,200       1,871,496
  Scientific-Atlanta, Inc.            58,700       2,383,220
  Siebel Systems, Inc. (A)            36,100       1,698,144
  Sun Microsystems, Inc. (A)         309,200       4,916,280
  Texas Instruments, Inc.            152,600       4,806,900
  TranSwitch Corp. (A)                87,900         966,460
  VERITAS Software Corp. (A)          22,700       1,503,761
  Xilinx, Inc. (A)                    20,500         838,860
                                               --------------
                                                 127,638,387
                                               --------------

                                   NO. OF          MARKET
                                   SHARES           VALUE
                                 ------------    ------------
 TELECOMMUNICATIONS (6.0%)
  ALLTEL Corp.                        28,300   $   1,733,658
  AT&T Wireless Group                236,000       5,192,000
  BellSouth Corp.                    104,200       4,196,134
  Broadcom Corp. (A)                  16,300         692,750
  Global Crossing Ltd. (A)            48,500         419,040
  Nextel Communications, Inc. (A)    131,200       2,284,848
  Nortel Networks Corp.              166,000       1,508,940
  Qwest Communications
   International                     127,075       4,049,880
  SBC Communications, Inc.           248,318       9,947,619
  Sprint Corp. - PCS Group           142,706       3,446,350
  Verizon Global Funding Corp.       163,098       8,725,743
  WorldCom, Inc. (A)                 214,726       3,110,306
                                               --------------
                                                  45,307,268
                                               --------------
 TOBACCO (1.4%)
  Philip Morris Cos.                 198,600      10,078,950
                                               --------------

 U.S. AGENCY (1.4%)
  Federal Home Loan Mortgage Corp.    60,100       4,207,000
  Federal Association National
   Mortgage                           75,600       6,437,340
                                               --------------
                                                  10,644,340
                                               --------------
 UTILITIES (2.9%)
  AES Corp. (A)                       63,500       2,733,675
  Calpine Corp. (A)                   54,700       2,067,660
  Dominion Resources, Inc.            46,800       2,814,084
  Exelon Corp.                        54,600       3,500,952
  FirstEnergy Corp.                   87,200       2,804,352
  FPL Group, Inc.                     51,500       3,100,815
  Mirant Corp. (A)                    11,848         407,571
  Montana Power Co. (A)               30,200         350,320
  Southern Co.                        29,800         692,850
  TXU Corp                            66,100       3,185,359
                                               --------------
                                                  21,657,638
                                               --------------

  TOTAL COMMON STOCKS
   (COST $711,734,630)                           752,081,404
                                               --------------

                                        PRINCIPAL        MARKET
                                         AMOUNT           VALUE
                                       ------------  --------------
SHORT-TERM INVESTMENTS (0.2%)

 U.S. TREASURY (0.2%)
  United States of America
  Treasury,
  4.00% due October 4, 2001 (B)      $   1,700,000   $   1,684,151
                                                     --------------

   TOTAL SHORT-TERM
    INVESTMENTS (COST $1,682,555)                        1,684,151
                                                     --------------

                                        NOTIONAL
                                          VALUE
                                       ------------
 FUTURES CONTRACTS (0.0%)
  S&P 500 Stock Index,
   Exp. September, 2001 (C)          $   1,231,700               -
                                                     --------------

   TOTAL INVESTMENTS (100%)
    (COST $713,417,185) (D)                          $ 753,765,555
                                                     ==============


NOTES

(A) Non-income Producing Security.

(B) Par value of $700,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Account GIS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account GIS uses futures contracts as a substitute for holding individual securities.

(D) At June 30, 2001, net unrealized appreciation for all securities was $40,348,370. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost of $125,563,937 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value of $85,215,567.




                        See Notes to Financial Statements

                                  THE TRAVELERS
                              QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES
The Travelers Quality Bond Account for Variable Annuities returned
5.56% before fees and expenses versus the Lehman Intermediate
Government/Corporate Bond Index that returned 4.08%, an outperformance of 148 basis points. This outperformance was mainly due to our overweight in corporates, specifically in the telecommunication sector.

The Treasury curve steepened significantly during the first half of 2001. Starting off the second half of the year we have taken a more conservative approach, reducing our corporate exposure and slightly over weighting our treasury position. We are currently taking a wait and see approach to the economy to see if the Federal Reserve Board's ("Fed") rate cuts and tax relief will start to stimulate the economy. We feel historically that credit products are still cheap and as the economy shows some sign of a turnaround, we will look to increase our credit exposure.

OUTLOOK

We continue to anticipate slower growth than the market expects over the next 12 months, however a recession in the overall economy is unlikely. Continued Fed rate easing and proposed tax reductions should stimulate the economy. To date, while manufacturing sector contracted, the consumer side of the economy continued to grow, albeit at a slower pace. However, the consumer sector could be hurt by a rising unemployment rate and a weak stock market. On the other hand, lower oil prices should stimulate consumer spending. The strength in consumer confidence is a key to the outcome of the economy. Given the continued downside economic risks, the Fed could lower rates even further than the market expects. We are expecting another 25 basis points cut at the Federal Open Market Committee meeting in August. Longer term rates, which have risen while the Fed has been cutting short term rates, are likely to stay in a trading range.

Corporate bond product has continued to grind tighter versus treasuries as the market looks past the current economic malaise to better times ahead. The steepness of the treasury curve also entices investors to see additional yield in spread products.

PORTFOLIO MANAGER:  F. DENNEY VOSS



                                 [TAMIC LOGO]

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2001




 ASSETS:
   Investment securities, at market value (cost $126,786,869) ............   $   125,159,286
   Cash ..................................................................             3,770
   Receivables:
     Interest ............................................................         2,240,391
     Purchase payments and transfers from other Travelers accounts .......            14,267
   Other assets ..........................................................             1,474
                                                                             ----------------

       Total Assets ......................................................       127,419,188
                                                                             ----------------



 LIABILITIES:
   Payables:
     Contract surrenders and transfers to other Travelers accounts .......           246,803
     Investment management and advisory fees .............................             9,081
     Insurance charges ...................................................            32,841
   Accrued liabilities ...................................................             7,084
                                                                             ----------------

       Total Liabilities .................................................           295,809
                                                                             ----------------

 NET ASSETS:                                                                 $   127,123,379
                                                                             ================







                        See Notes to Financial Statements

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001




 INVESTMENT INCOME:
   Interest .................................................................                       $    4,280,024

 EXPENSES:
   Investment management and advisory fees ..................................   $       200,490
   Insurance charges ........................................................           731,158
                                                                                ----------------
     Total expenses .........................................................                              931,648
                                                                                                    ---------------

       Net investment income ................................................                            3,348,376
                                                                                                    ---------------

 REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
   Realized gain (loss) from investment security transactions:
     Proceeds from investment securities sold ...............................       127,113,614
     Cost of investment securities sold .....................................       124,676,934
                                                                                ----------------

       Net realized gain ....................................................                            2,436,680

   Change in unrealized gain (loss) on investment securities:
     Unrealized loss at December 31, 2000 ...................................        (1,544,807)
     Unrealized loss at June 30, 2001 .......................................        (1,627,583)
                                                                                ----------------

       Net change in unrealized gain (loss) for the period ..................                              (82,776)
                                                                                                    ---------------

         Net realized gain and change in unrealized gain (loss) .............                            2,353,904
                                                                                                    ---------------

   Net increase in net assets resulting from operations .....................                       $    5,702,280
                                                                                                    ===============







                        See Notes to Financial Statements

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS





                                                                                         SIX MONTHS
                                                                                            ENDED            YEAR ENDED
                                                                                          JUNE 30,          DECEMBER 31,
                                                                                            2001                2000
                                                                                            ----                ----
                                                                                         (UNAUDITED)
 OPERATIONS:
   Net investment income ...........................................................   $    3,348,376     $     7,280,698
   Net realized gain (loss) from investment security transactions ..................        2,436,680          (3,538,841)
   Net change in unrealized gain (loss) on investment securities ...................          (82,776)          1,649,407
                                                                                       --------------     ---------------

     Net increase in net assets resulting from operations ..........................        5,702,280           5,391,264
                                                                                       --------------     ---------------

 UNIT TRANSACTIONS:
   Participant purchase payments
     (applicable to 375,636 and 870,546 units, respectively) .......................        2,362,530           5,124,858
   Participant transfers from other Travelers accounts
     (applicable to 1,771,831 and 1,512,101 units, respectively) ...................       11,186,319           8,893,845
   Administrative charges
     (applicable to 6,452 and 13,123 units, respectively) ..........................          (41,481)            (78,856)
   Contract surrenders
     (applicable to 923,873 and 2,821,093 units, respectively) .....................       (5,827,859)        (16,759,298)
   Participant transfers to other Travelers accounts
     (applicable to 922,861 and 3,490,801 units, respectively) .....................       (5,788,718)        (20,514,038)
   Other payments to participants
     (applicable to 69,760 and 157,807 units, respectively) ........................         (444,714)           (949,077)
                                                                                       --------------     ---------------

     Net increase (decrease) in net assets resulting from unit transactions ........        1,446,077         (24,282,566)
                                                                                       --------------     ---------------

       Net increase (decrease) in net assets .......................................        7,148,357         (18,891,302)

 NET ASSETS:
   Beginning of period .............................................................      119,975,022         138,866,324
                                                                                       --------------     ---------------

   End of period ...................................................................   $  127,123,379     $   119,975,022
                                                                                       ==============     ===============




                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Quality Bond Account for Variable Annuities ("Account QB") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Account QB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

    The following is a summary of significant accounting policies consistently followed by Account QB in the preparation of its financial statements.

    SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

    When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems in good faith to be fair.

    Short-term investments for which a quoted market price is available are valued at market. Short-term investments for which there is no reliable quoted market price are valued at amortized cost which approximates market.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

    FUTURES CONTRACTS. Account QB may use interest rate futures contracts as a substitute for the purchase or sale of individual securities. When Account QB enters into a futures contract, it agrees to buy or sell specified debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account QB is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

    It is Account QB's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

    Futures contracts purchased by Account QB are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. However, when Account QB holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the debt securities associated with the futures contract.

    REPURCHASE AGREEMENTS. When Account QB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account QB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account QB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account QB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account QB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

    FEDERAL INCOME TAXES. The operations of Account QB form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account QB. Account QB is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities) were $54,757,475 and $77,144,300, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $80,942,723 and $50,780,779, respectively, for the six months ended June 30, 2001. Realized gains and losses from investment security transactions are reported on an identified cost basis.

3.  CONTRACT CHARGES

    Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account QB's average net assets. These fees are paid to Travelers Asset Management International Company, LLC, an indirect wholly owned subsidiary of Citigroup Inc.

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. Each business day, The Travelers deducts a mortality and expense risk charge which is reflected in our calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.0017% for contracts issued prior to May 16, 1983 and 1.25% on an annual basis for contracts issued on or after May 16, 1983. Additionally, for certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

    On contracts issued prior to May 16, 1983, The Travelers retained from Account QB sales charges of $3,614 and $5,639 for the six months ended June 30, 2001 and the year ended December 31, 2000, respectively. The Travelers generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments include $32,106 and $83,540 of contingent deferred sales charges for the six months ended June 30, 2001 and the year ended December 31, 2000, respectively.

4.  NET ASSETS HELD ON BEHALF OF AN AFFILIATE

    Approximately $291,000 and $341,000 of the net assets of Account QB were held on behalf of an affiliate of The Travelers as of June 30, 2001 and December 31, 2000, respectively. Transactions with this affiliate during the six months ended June 30, 2001 and the year ended December 31, 2000, were comprised of participant purchase payments of approximately $63,000 and $46,000 and contract surrenders of approximately $129,000 and $28,000, respectively.

5.  NET CONTRACT OWNERS' EQUITY



                                                                                              JUNE 30, 2001
                                                                         ---------------------------------------------------

                                                                                                  UNIT            NET
                                                                               UNITS             VALUE          ASSETS
                                                                               -----             -----          ------
Accumulation phase of contracts issued prior to May 16, 1983 ...........        5,335,643    $    6.644     $    35,460,070
Annuity phase of contracts issued prior to May 16, 1983 ................           85,738         6.644             569,808
Accumulation phase of contracts issued on or after May 16, 1983 ........       14,332,169         6.350          91,046,736
Annuity phase of contracts issued on or after May 16, 1983 .............            7,362         6.350              46,765
                                                                                                            ---------------

Net Contract Owners' Equity .............................................................................   $   127,123,379
                                                                                                            ===============

6.  SUPPLEMENTARY INFORMATION
     (Selected data for a unit outstanding throughout each period.)




Contracts issued prior to May 16, 1983                           SIX
                                                                MONTHS
                                                                 ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                                               JUNE 30,          (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                             ------------  --------------------------------------------------------
                                                                 2001         2000         1999       1998       1997       1996
                                                                 ----         ----         ----       ----       ----       ----
SELECTED PER UNIT DATA:
  Total investment income ..................................   $   .225      $   .446     $   .393   $   .363   $   .353   $   .379
  Operating expenses .......................................       .043          .081         .080       .076       .071       .067
                                                               --------      --------     --------   --------   --------   --------

  Net investment income ....................................       .182          .365         .313       .287       .282       .312

  Unit value at beginning of period ........................      6.335         6.055        5.994      5.593      5.234      5.050
  Net realized and change in unrealized gains (losses) .....       .127         (.085)       (.252)      .114       .077      (.128)
                                                               --------      --------     --------   --------   --------   --------

  Unit value at end of period ..............................   $  6.644      $  6.335     $  6.055   $  5.994   $  5.593   $  5.234
                                                               ========      ========     ========   ========   ========   ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase in unit value ...............................   $    .31      $    .28     $    .06   $    .40   $    .36   $    .18
  Ratio of operating expenses to average net assets ........      1.33%  *      1.33%        1.33%      1.33%      1.33%      1.33%
  Ratio of net investment income to average net assets .....      5.58%  *      5.93%        5.22%      4.96%      5.25%      6.12%
  Number of units outstanding at end of period (thousands) .      5,421         5,491        6,224      6,880      7,683      8,549
  Portfolio turnover rate ..................................       106%          105%         340%       438%       196%       176%


Contracts issued prior to May 16, 1983                           SIX
                                                                MONTHS
                                                                 ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                                               JUNE 30,          (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                             ------------  --------------------------------------------------------
                                                                 2001         2000         1999       1998       1997       1996
                                                                 ----         ----         ----       ----       ----       ----
SELECTED PER UNIT DATA:
  Total investment income ..................................   $   .215      $   .427     $   .378   $   .350   $   .342   $   .368
  Operating expenses .......................................       .049          .092         .091       .088       .082       .078
                                                               --------      --------     --------   --------   --------   --------

  Net investment income ....................................       .166          .335         .287       .262       .260       .290

  Unit value at beginning of period ........................      6.063         5.810        5.765      5.393      5.060      4.894
  Net realized and change in unrealized gains (losses) .....       .121         (.082)       (.242)      .110       .073      (.124)
                                                               --------      --------     --------   --------   --------   --------

  Unit value at end of period ..............................   $  6.350      $  6.063     $  5.810   $  5.765   $  5.393   $  5.060
                                                               ========      ========     ========   ========   ========   ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase in unit value ...............................   $    .29      $    .25     $    .04   $    .37   $    .33   $    .17
  Ratio of operating expenses to average net assets ........      1.57%  *      1.57%        1.57%      1.57%      1.57%      1.57%
  Ratio of net investment income to average net assets .....      5.33%  *      5.69%        4.97%      4.71%      5.00%      5.87%
  Number of units outstanding at end of period (thousands) .     14,340        14,045       17,412     21,251     21,521     24,804
  Portfolio turnover rate ..................................       106%          105%         340%       438%       196%       176%

(*)Annualized

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2001



                                       PRINCIPAL        MARKET
                                        AMOUNT           VALUE
                                      ------------    ------------
BONDS (70.3%)

 AIRLINES (1.0%)
  Delta Airlines, Inc.,
   9.25% Debentures, 2007           $   1,264,121   $   1,266,081
                                                    --------------

 AUTOMOTIVE (2.1%)
  ERAC USA Finance Enterprise,
   8.00% Debentures, 2011               2,500,000       2,560,208
                                                    --------------

 FINANCE (9.3%)
  Comdisco, Inc.,
   7.25% Debentures, 2001               6,800,000       5,202,000
  Osprey Holdings, Inc.,
   8.31% Debentures, 2003 (A)           6,300,000       6,480,079
                                                    --------------
                                                       11,682,079
                                                    --------------
 FOOD (6.3%)
  Nabisco, Inc.,
   6.70% Debentures, 2002               7,800,000       7,915,705
                                                    --------------

 GAMING (5.8%)
  Park Place Entertainment,
   7.95% Debentures, 2003               7,000,000       7,215,236
                                                    --------------

 HEALTHCARE (4.0%)
  Columbia\HCA Healthcare Corp.,
   6.87% Debentures, 2003               5,000,000       5,014,760
                                                    --------------

 MEDIA (3.1%)
  Cox Enterprises, Inc.,
   7.88% Debentures, 2010               3,800,000       3,929,485
                                                    --------------

 REAL ESTATE (5.3%)
  Nationwide Health Properties, Inc.,
   6.90% Debentures, 2037               7,000,000       6,656,643
                                                    --------------

 TELECOMMUNICATIONS (24.6%)
  AT&T Corp.-Wireless Group,
   5.63% Debentures, 2004               6,000,000       5,985,042
  KPN Quest NV,
   7.50% Debentures, 2005               5,200,000       5,123,523
  Sprint Capital Corp.,
   7.63% Debentures, 2002               6,000,000       6,165,294
  Telecom New Zealand Finance
  Corp.,
   6.25% Debentures, 2003               7,500,000       7,524,113
  WorldCom, Inc.,
   6.50% Debentures, 2004               3,000,000       3,007,476
  WorldCom, Inc.,
   7.50% Debentures, 2011               3,000,000       2,925,945
                                                    --------------
                                                       30,731,393
                                                    --------------

                                       PRINCIPAL        MARKET
                                        AMOUNT           VALUE
                                      ------------    ------------
 UTILITIES (8.8%)
  CMS Energy Corp.,
   7.63% Debentures, 2004           $   1,750,000   $   1,735,284
  CMS Energy Corp.,
   6.75% Debentures, 2004               3,000,000       2,920,287
  UtiliCorp United, Inc.,
   6.88% Debentures, 2004               6,300,000       6,334,140
                                                    --------------
                                                       10,989,711
                                                    --------------
   TOTAL BONDS
    (COST $89,075,856)                                 87,961,301
                                                    --------------

 U.S. GOVERNMENT SECURITIES (29.3%)
  United States of America Treasury,
   6.63% Notes, 2007                   23,600,000      25,361,716
  United States of America Treasury,
   5.00% Notes, 2011                   11,700,000      11,356,324
                                                    --------------

   TOTAL U.S. GOVERNMENT
    SECURITIES (COST $37,231,068)                      36,718,040
                                                    --------------


SHORT-TERM INVESTMENTS (0.4%)
 COMMERCIAL PAPER (0.4%)
  Household Finance Corp.,
   4.20% Debentures, 2001                 480,000         479,945
                                                    --------------

  TOTAL SHORT-TERM
   INVESTMENTS (COST $479,945)                            479,945
                                                    --------------

   TOTAL INVESTMENTS (100%)
    (COST $126,786,869) (B)                         $ 125,159,286
                                                    ==============




NOTES

(A) Restricted Security.

(B) At June 30, 2001, net unrealized depreciation for all securities was $1,627,583. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost of $1,029,381 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value of $2,656,964.


                        See Notes to Financial Statements

                                  THE TRAVELERS
                              MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES


The growth rate of the economy continued to slow throughout the first half of 2001 as it has done since late 2000. Gross Domestic Product growth for the second quarter is expected to be 0.6%, down from 1.2% in the first quarter. This continues the slowing growth first evidenced by the 1% growth of the fourth quarter. The economy isn't expected to pick up until very late this year, but perhaps as late as the second half of 2002. The unemployment rate rose again during the quarter to a 4.5% rate at the end of June, up from 4.3% at the end of March and up 0.5% for the first half of 2001.

The yield on the long bond ended June at 5.76%, up from 5.46% at year-end. The Federal Open Market Committee reduced the Federal Reserve Board ("Fed") Funds target rate during the half from 6.00% to 3.75%, down 225 basis points from December's level. The Fed's bias remains towards economic weakness, signifying it is greatly concerned by the degree and pace of the economic slowing. Most estimates are for further rate reductions of 25 to 50 basis points by the end of the year.

The strategy in management of The Travelers Money Market Account for Variable Annuities short-term assets will be to take advantage of attractive rates ahead of expected Fed Funds rate cutes, while maintaining the average life and quality of the portfolio. As of June 30 the asset size of the portfolio was $169 million, an increase of $23 million from year-end, with an average yield of 3.97% and an average life of 37 days.


PORTFOLIO MANAGER:  EMIL J. MOLINARO JR.






                                 [TAMIC LOGO]

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2001



 ASSETS:
   Investment securities, at market value (cost $169,287,577) ............   $   169,301,208
   Cash                                                                                6,306
   Receivables:
     Interest ............................................................           203,583
     Purchase payments and transfers from other Travelers accounts .......         1,676,800
   Other assets ..........................................................               415
                                                                             ----------------

       Total Assets ......................................................       171,188,312
                                                                             ----------------


 LIABILITIES:
   Payables:
     Contract surrenders and transfers to other Travelers accounts .......           156,160
     Investment management and advisory fees .............................            12,234
     Insurance charges ...................................................            47,293
   Accrued liabilities ...................................................                35
                                                                             ----------------

       Total Liabilities .................................................           215,722
                                                                             ----------------

 NET ASSETS:                                                                 $   170,972,590
                                                                             ================






                        See Notes to Financial Statements

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001





 INVESTMENT INCOME:
   Interest ...............................................................                     $    4,342,564

 EXPENSES:
   Investment management and advisory fees ................................    $      265,836
   Insurance charges ......................................................         1,027,588
                                                                               ---------------

     Total expenses .......................................................                          1,293,424
                                                                                                --------------

       Net investment income ..............................................                          3,049,140
                                                                                                --------------

   Net increase in net assets resulting from operations ...................                     $    3,049,140
                                                                                                ==============









                        See Notes to Financial Statements

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                         SIX MONTHS
                                                                                           ENDED                  YEAR ENDED
                                                                                          JUNE 30,               DECEMBER 31,
                                                                                            2001                     2000
                                                                                            ----                     ----
                                                                                        (UNAUDITED)
OPERATIONS:
  Net investment income ...........................................................   $     3,049,140       $     7,383,526
                                                                                      ---------------       ---------------
    Net increase in net assets resulting from operations ..........................         3,049,140             7,383,526
                                                                                      ---------------       ---------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 2,715,053 and 6,517,217 units, respectively) ...................         7,320,074            16,959,975
  Participant transfers from other Travelers accounts
    (applicable to 74,497,555 and 140,316,362 units, respectively) ................       200,760,297           364,361,900
  Administrative charges
    (applicable to 26,192 and 44,838 units, respectively) .........................           (71,143)             (117,933)
  Contract surrenders
    (applicable to 6,020,144 and 16,614,816 units, respectively) ..................       (16,226,892)          (43,155,068)
  Participant transfers to other Travelers accounts
    (applicable to 63,707,471 and 144,513,406 units, respectively) ................      (171,776,648)         (374,859,447)
  Other payments to participants
    (applicable to 93,154 and 739,703 units, respectively) ........................          (251,835)           (1,933,877)
                                                                                      ---------------       ---------------

    Net increase (decrease) in net assets resulting from unit transactions ........        19,753,853           (38,744,450)
                                                                                      ---------------       ---------------

      Net increase (decrease) in net assets .......................................        22,802,993           (31,360,924)

NET ASSETS:
  Beginning of period .............................................................       148,169,597           179,530,521
                                                                                      ---------------       ---------------

  End of period ...................................................................   $   170,972,590       $   148,169,597
                                                                                      ===============       ===============









                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Money Market Account for Variable Annuities ("Account MM") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Account MM is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

    The following is a summary of significant accounting policies consistently followed by Account MM in the preparation of its financial statements.

    SECURITY VALUATION. Short-term investments for which a quoted market price is available are valued at market. Short-term investments for which there is no reliable quoted market price are valued at amortized cost which approximates market.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

    REPURCHASE AGREEMENTS. When Account MM enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account MM plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account MM securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account MM monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account MM's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

    FEDERAL INCOME TAXES. The operations of Account MM form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account MM. Account MM is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  CONTRACT CHARGES

    Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account MM's average net assets. These fees are paid to Travelers Asset Management International Company, LLC, an indirect wholly owned subsidiary of Citigroup Inc.

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. Each business day, The Travelers deducts a mortality and expense risk charge which is reflected in our calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.0017% for contracts issued prior to May 16, 1983 and 1.25% on an annual basis for contracts issued on or after May 16, 1983. Additionally, for certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

    The Travelers assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments include $71,714 and $257,414 of contingent deferred sales charges for the six months ended June 30, 2001 and the year ended December 31, 2000, respectively.

3.  NET ASSETS HELD ON BEHALF OF AN AFFILIATE

    Approximately $4,227,000 and $3,923,000 of the net assets of Account MM were held on behalf of an affiliate of The Travelers as of June 30, 2001 and December 31, 2000, respectively. Transactions with this affiliate during the six months ended June 30, 2001 and the year ended December 31, 2000, were comprised of participant purchase payments of approximately $653,000 and $1,258,000 and contract surrenders of approximately $425,000 and $937,000, respectively.


4.  NET CONTRACT OWNERS' EQUITY


                                                                                                JUNE 30, 2001
                                                                          ---------------------------------------------------
                                                                                                   UNIT             NET
                                                                                  UNITS           VALUE            ASSETS
                                                                                  -----           -----            ------
Accumulation phase of contracts issued prior to May 16, 1983 .............            24,708    $   2.843     $       70,242
Annuity phase of contracts issued prior to May 16, 1983 ..................            40,145        2.843            114,125
Accumulation phase of contracts issued on or after May 16, 1983 ..........        62,748,705        2.717        170,520,396
Annuity phase of contracts issued on or after May 16, 1983 ...............            98,556        2.717            267,827
                                                                                                              --------------

Net Contract Owners' Equity ..............................................................................    $  170,972,590
                                                                                                              ==============

5.  SUPPLEMENTARY INFORMATION
     (Selected data for a unit outstanding throughout each period.)


Contracts issued prior to May 16, 1983                           SIX
                                                                MONTHS
                                                                 ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                               JUNE 30,           (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                             ------------  --------------------------------------------------------
                                                                 2001          2000         1999       1998       1997       1996
                                                                 ----          ----         ----       ----       ----       ----
SELECTED PER UNIT DATA:
  Total investment income ..................................   $    .07       $   .174     $   .135   $   .138   $   .134   $   .125
  Operating expenses .......................................        .01           .037         .034       .033       .032       .030
                                                               --------       --------     --------   --------   --------   --------

  Net investment income ....................................        .05           .137         .101       .105       .102       .095

  Unit value at beginning of period ........................       2.78          2.649        2.548      2.443      2.341      2.246
                                                               --------       --------     --------   --------   --------   --------

  Unit value at end of period ..............................   $   2.84       $  2.786     $  2.649   $  2.548   $  2.443   $  2.341
                                                               ========       ========     ========   ========   ========   ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase in unit value ...............................   $    .06       $    .14     $    .10   $    .11   $    .10   $    .10
  Ratio of operating expenses to average net assets ........      1.33%  *       1.33%        1.33%      1.33%      1.33%      1.33%
  Ratio of net investment income to average net assets .....      3.97%  *       5.09%        3.87%      4.20%      4.27%      4.10%
  Number of units outstanding at end of period (thousands) .         65             70           80         91        105        112


Contracts issued prior to May 16, 1983                           SIX
                                                                MONTHS
                                                                 ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                               JUNE 30,           (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                             ------------  --------------------------------------------------------
                                                                 2001          2000         1999       1998       1997       1996
                                                                 ----          ----         ----       ----       ----       ----
SELECTED PER UNIT DATA:
  Total investment income ..................................   $    .07       $   .167     $   .130   $   .133   $   .128   $   .121
  Operating expenses .......................................        .02           .041         .039       .038       .036       .035
                                                               --------       --------     --------   --------   --------   --------

  Net investment income ....................................        .05           .126         .091       .095       .092       .086

  Unit value at beginning of period ........................       2.66          2.541        2.450      2.355      2.263      2.177
                                                               --------       --------     --------   --------   --------   --------

  Unit value at end of period ..............................   $   2.71       $  2.667     $  2.541   $  2.450   $  2.355   $  2.263
                                                               ========       ========     ========   ========   ========   ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase in unit value ...............................   $    .05       $    .13     $    .09   $    .10   $    .09   $    .09
  Ratio of operating expenses to average net assets ........      1.57%  *       1.57%        1.57%      1.57%      1.57%      1.57%
  Ratio of net investment income to average net assets .....      3.72%  *       4.84%        3.62%      3.95%      4.02%      3.84%
  Number of units outstanding at end of period (thousands) .     62,847         55,477       70,545     41,570     36,134     38,044

(*)Annualized

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2001



                                        PRINCIPAL        MARKET
                                         AMOUNT           VALUE
                                       ------------    ------------
SHORT-TERM INVESTMENTS (100%)

 COMMERCIAL PAPER (100%)
  Abbey National North American Inc.,
   3.67% due September 17, 2001        $ 6,275,000     $ 6,223,694
  Air Liquide US LLC,
   4.03% due July 10, 2001               3,528,000       3,523,784
  American Express Credit Corp.,
   4.03% due July 5, 2001                7,500,000       7,495,012
  Asset Securitization Corp.,
   4.08% due July 6, 2001                7,500,000       7,494,210
  Bayer Corp.,
   3.96% due July 13, 2001               7,500,000       7,488,720
  Blueridge Asset Funding Corp.,
   3.86% due July 18, 2001               7,000,000       6,985,853
  CIT Group Holdings, Inc.,
   3.72% due August 20, 2001             7,500,000       7,459,537
  Coca-Cola Co.,
   3.73% due July 30, 2001               7,500,000       7,475,655
  DE Funding Corp.,
   4.03% due July 18, 2001               7,500,000       7,484,842
  Deere & Co.,
   4.00% due July 2, 2001                7,500,000       7,497,480
  Emerald  Program,
   3.96% due August 2, 2001              7,500,000       7,473,338
  Emerson Electronic Co.,
   4.04% due July 10, 2001               7,500,000       7,491,038
  Ford Motor Credit Co.,
   3.96% due July 12, 2001               7,500,000       7,489,485
  GE Capital Corp.,
   3.71% due August 01, 2001             7,500,000       7,474,110
  GM Acceptance Corp.,
   4.31% due July 27, 2001               5,000,000       5,001,470
  Household Finance Corp.,
   4.20% due July 2, 2001                  810,000         809,907

                                        PRINCIPAL        MARKET
                                         AMOUNT           VALUE
                                       ------------    ------------

 COMMERCIAL PAPER (CONTINUED)
  Lehman Brothers Holding, Inc.,
   4.79% due July 19, 2001             $ 6,000,000     $ 5,987,250
  McDonald's Corp.,
   4.81% due March 7, 2002               5,000,000       5,020,135
  Merck & Co. Inc.,
   5.10% due February 22, 2002           3,000,000       3,019,623
  Merrill Lynch & Co. Inc.,
   4.01% due September 13, 2001          5,000,000       5,000,251
  Preferred Resources Funding Corp.,
   3.90% due July 23, 2001               7,500,000       7,480,988
  Sheffield Resources Corp.,
   3.78% due July 25, 2001               5,500,000       5,484,936
  Texaco Inc.,
   3.74% due August 15, 2001             7,500,000       7,463,347
  Tribune Co.,
   3.98% due July  26, 2001              7,500,000       7,478,700
  Unilever Capital Corp.,
   3.99% due September 07, 2001          5,000,000       5,000,720
  Verizon Global Funding Corp.,
   3.92% due July 15, 2002               5,000,000       5,000,875
  Windmill Funding Corp.,
   4.21% due July 3, 2001                7,500,000       7,496,648
                                                     --------------

   TOTAL INVESTMENTS (100%)
    (COST $169,287,577)                              $ 169,301,208
                                                     ==============




                        See Notes to Financial Statements

                               Investment Adviser
                               ------------------
              TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY, LLC
                              Hartford, Connecticut
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES


                             Investment Sub-Adviser
                             ----------------------
                     TRAVELERS INVESTMENT MANAGEMENT COMPANY
                              Stamford, Connecticut
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES



                             Independent Accountants
                             -----------------------
                                    KPMG LLP
                              Hartford, Connecticut



                                    Custodian
                                    ---------
                         THE CHASE MANHATTAN BANK, N.A.
                               New York, New York




The financial information included herein has been taken from the records of The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities and The Travelers Money Market Account for Variable Annuities. This financial information has not been audited by the Accounts' independent accountants, who therefore express no opinion concerning its accuracy. However, it is management's opinion that all proper adjustments have been made.


This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities or The Travelers Money Market Account for Variable Annuities. It should not be used in connection with any offer except in conjunction with the Universal Annuity Prospectus which contains all pertinent information, including the applicable sales commissions.















VG-137 (Semi-Annual) (6-01) Printed in U.S.A.